BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION (Tables)	3 Months Ended
Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF BUSINESS ACQUISITION CONTINGENT CONSIDERATION

TruGolf Nevada shares outstanding as of immediately prior to the Closing
Ordinary shares, par value $0.01 per share	13,098
Exchange Ratio	570.10
Estimated shares of New TruGolf common stock issued to TruGolf Nevada shareholders upon Closing	7,467,134

SCHEDULE OF ALLOCATION OF PURCHASE PRICE TO NET ASSETS

Cash and cash equivalents	$103,818
Net proceeds from investment fund (PIPE)	2,237,213
Accounts payable and accrued expenses	(310,724)
Loans payable	(1,565,000)

Net assets	$465,307

PIPE Convertible Notes payable assumed in Merger	$4,800,000
Less: Original Issue Discount of 10%	(480,000)
PIPE Convertible Notes payable, net	4,320,000
Payment of closing costs and other expenses	(2,082,787)
Net proceeds from PIPE Convertible Notes payable assume in Merger	$2,237,213